November 4, 1996


OFICS Filer
SEC Operations
6432 General Green Way
Alexandria, VA 22312-2413

Attention: Filings- Rule 497

RE: The Dreyfus/Laurel Tax- Free Municipal Funds-
     Dreyfus BASIC Massachusetts Municipal Money Market Fund
     Registration Statement File No. 33-43845
     CIK No.: 717341

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of
1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendments, Post-Effective Amendment No. 47 under the Securities Act of
1933 and Amendment No. 46 under the Investment Company Act of 1940 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 1,
1996.

                                        Very Truly Yours,


                                        Elizabeth Bachman
                                        Vice President and
Assistant
Secretary